Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

5. Inventories

Inventories consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Products	1,180,768	1,077,962
Packing materials and others	80	71

Inventories	1,180,848	1,078,033
Inventory write-down:
Balance at beginning of the year	(99,509)	(107,281)
Additions	(89,516)	(161,596)
Write-offs	81,744	133,841

Balance at end of the year	(107,281)	(135,036)

Inventories, net	1,073,567	942,997

Inventories write-downs of RMB108,461, RMB 89,516 and RMB 161,596 were recorded in cost of products in the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022, respectively.